Related Party Balances and Transactions (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Schedule of Related Party Balances
Schedule of Related Party Transactions
EUDA Health Limited [Member]
Schedule of Related Party Balances

Related party balances

Other receivables – related parties

Name of Related Party	Relationship	Nature	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
			(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	$-	$-	$18,263
KR Hill Capital Pte Ltd*	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	230	237	121
Kent Ridge Medical Ptd Ltd*	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	238	245	121
UG Digital Sdn Bhd*	UGD, subsidiary of the Company owned 40% of this company	Related party advance, due on demand	17,598	284,673	321,880
Janic Limited*	Shareholder of the Company	Related party advance, due on demand	699	720	-
Zukihealth SDN*	Kelvin Chen, Chief Executive Office (“CEO”) and shareholder of the Company, is the shareholder of this entity	Related party advance due on demand	-	3,173	-
Jenifer Goh	President, operation manager, and shareholder of the Company	Employee advance	-	8,527	-
Fresco Investment Pte Ltd*	Fan Know Hin, an immediate family member of a shareholder of the Company, is the shareholder of this entity	Advance due on demand	43	46	-
Total			$18,808	$297,621	$340,385

*	As of date of this report, these receivables have been repaid by the related parties.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Account payable, related parties

Name of Related Party	Relationship	Nature	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
			(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee performed for the employee patients of the Company’s corporate customers	$977,705	$2,459,411	$1,469,294

Other payables – related parties

Name of Related Party	Relationship	Nature	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
			(Unaudited)
Chee Yin Meh	Shareholder of Scotgold Holding Ltd which is the shareholder of the Company	Operating expense paid on behalf of the Company	$91,096	$34,512	$48,443
Jamie Fan Wei Zhi	An immediate family member of a shareholder of the Company	Operating expense paid on behalf of the Company, and Guarantor fee	66,949	40,783	-
Kelvin Chen	CEO and shareholder of the Company	Operating expense paid on behalf of the Company	499,552	295,776	284,726
Jenifer Goh	Shareholder of the Company	Operating expense paid on behalf of the Company	500	-	-
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	882,669	121,129	97,844
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	51,917	33,483	-
Wilke Services Ltd(1)	Shareholder of the Company	Investment payable	2,666,519	2,746,628	2,801,807
Mount Locke Limited	Shareholder of the Company	Operating expense paid on behalf of the Company	3,751	-	-
Total			$4,262,953	$3,272,311	$3,232,820

(1)	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.

Related party balances

Other receivables – related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021
			(Unaudited)
KR Hill Capital Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	$223	$237
Kent Ridge Medical Ptd Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	231	245
UG Digital Sdn Bhd*	UGD, subsidiary of the Company owned 40% of this company	Related party advance, due on demand	24,256	284,673
Janic Limited	Shareholder of the Company	Related party advance, due on demand	677	720
Zukihealth SDN	Kelvin Chen, Chief Executive Office (“CEO”) and shareholder of the Company, is the shareholder of this entity	Related party advance due on demand	-	3,173
Jennifer Goh*	President, operation manager, and shareholder of the Company	Employee advance	24,035	8,527
Fresco Investment Pte Ltd	Fan Know Hin, an immediate family member of a shareholder of the Company, is the shareholder of this entity	Advance due on demand	-	46
Total			$49,422	$297,621

*	As of date of the issuance of these unaudited condensed financial statements, these receivables have been repaid by the related parties.

Account payable, related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021
			(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee performed for the employee patients of the Company’s corporate customers	$294,470	$2,459,411

Other payables – related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021
			(Unaudited)
Chee Yin Meh	Shareholder of Scotgold Holding Ltd which is the shareholder of the Company	Operating expense paid on behalf of the Company	$163,399	$34,512
Jamie Fan Wei Zhi	An immediate family member of a shareholder of the Company	Operating expense paid on behalf of the Company, and Guarantor fee	75,240	40,783
Kelvin Chen	CEO and shareholder of the Company	Operating expense paid on behalf of the Company	335,071	295,776
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	965,374	121,129
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	34,133	33,483
Watermark Developments Ltd	Shareholder of the Company	Operating expense paid on behalf of the Company	52,250	-
Wilke Services Ltd(1)	Shareholder of the Company	Investment payable	2,580,535	2,746,628
Mount Locke Limited	Shareholder of the Company	Operating expense paid on behalf of the Company	3,566	-
Total			$4,209,568	$3,272,311

(1)	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.

Schedule of Related Party Transactions

Related party transactions

Revenue from related parties

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of medical related software application and other service	$-	$112	$-	$3,894
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of swab test, and other medical related product	135	3,198	4,640	4,191
Total			$135	$3,310	$4,640	$8,085

Purchase from related parties

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
			(Unaudited)	(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee provided for the third party medical service revenue	$496,383	$1,233,513	$2,349,702	$1,532,119

Rental expenses

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Office rental	$72,414	$72,907	$143,589	$96,576

Related party transactions

Revenue from related parties

Name of Related Party	Relationship	Nature	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of medical related software application and other service	$-	$190
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of swab test, and other medical related product	135	4,278
Total			$135	$4,468

Purchase from related parties

Name of Related Party	Relationship	Nature	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
			(Unaudited)	(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee provided for the third party medical service revenue	$496,383	$1,719,279

Rental expenses

Name of Related Party	Relationship	Nature	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Office rental	$123,718	$118,224